Key management (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Information about Key Management [Abstract]
Disclosure of compensation, key management [Table Text Block]
	2025	2024
	$	$

Salaries and short-term employee benefits	3,189	3,036
Share-based compensation	4,067	2,925
	7,256	5,961